Equity Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Nonvested stock [Member]	Dec. 31, 2012 Nonvested stock [Member]	Dec. 31, 2011 Nonvested stock [Member]	Jun. 14, 2013 Stock options [Member]	Dec. 31, 2013 Stock options [Member]	Dec. 31, 2012 Stock options [Member]	Dec. 31, 2011 Stock options [Member]	Dec. 31, 2010 Stock options [Member]	Dec. 31, 2013 Restricted stock units [Member]	Dec. 31, 2012 Restricted stock units [Member]	Dec. 31, 2011 Restricted stock units [Member]	Dec. 31, 2013 Stock purchases [Member]	Dec. 31, 2012 Stock purchases [Member]	Dec. 31, 2011 Stock purchases [Member]	Dec. 31, 2013 2013 Incentive Plan [Member]	Jan. 31, 2012 Class B Nonvoting common stock [Member] Stock purchases [Member]	Dec. 31, 2013 Minimum [Member] Nonvested stock [Member]	Dec. 31, 2013 Minimum [Member] Stock options [Member]	Dec. 31, 2013 Maximum [Member] Nonvested stock [Member]	Dec. 31, 2013 Maximum [Member] Stock options [Member]	Dec. 31, 2012 January 2012 [Member] Class B Nonvoting common stock [Member] Stock purchases [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)																			1,800,000	337,636
Shares available for future issuance (in shares)																			1,254,489
Award vesting period (in years)													2 years								3 years	3 years	4 years	4 years
Maximum contractual term (in years)									10 years
Options, grants in period (in dollars per share)									$ 14.17	$ 0.97	$ 1.92									$ 0.97
Stock based compensation expense		$ 1,049	$ 1,305	$ 384	$ 512	$ 580	$ 127		$ 511	$ 383	$ 257		$ 26	$ 0	$ 0	$ 0	$ 342	$ 0							$ 342
Options outstanding (in shares)									714,484	772,851	910,189	845,259
Weighted average remaining contractual life, exercisable (in years)									6 years 10 months 24 days
Weighted average remaining contractual life, outstanding (in years)									9 years
Aggregate intrinsic value, exercisable									1,623
Aggregate intrinsic value, outstanding									5,883
Shares modified (in shares)										910,189
Modified exercise price (in dollars per share)										$ 0.97
Shares canceled and reissued (in shares)										234,086
Forgiveness of related party note	$ 531
Options exercised (in shares)								546,244	546,244	0	0
Fair value at issue date (in dollars per share)									$ 7.03	$ 1.23	$ 0.91									$ 1.98